Provisions (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019		Jun. 30, 2018
Disclosure of other provisions [line items]
As of beginning		$ 7,159		$ 3,665
Additions		3,258		4,205
Incorporation by business combination				19
Recovery		(76)		(389)
Used during the year		(248)		(342)
Deconsolidation				(717)
Inflation adjustment		(53)		(16)
Currency translation adjustment		(304)		734
As of end		9,736		7,159
Legal Claims [Member]
Disclosure of other provisions [line items]
As of beginning	[1]	1,602		1,662
Additions	[1]	450		476
Incorporation by business combination	[1]			19
Recovery	[1]	(70)		(145)
Used during the year	[1]	(237)		(342)
Deconsolidation	[1]			(439)
Inflation adjustment	[1]	(53)		(16)
Currency translation adjustment	[1]	(21)		387
As of end	[1]	1,671		1,602
Investments In Associates And Joint Ventures [Member]
Disclosure of other provisions [line items]
As of beginning	[2]	3,815		112
Additions	[2]	2,618		3,703
Incorporation by business combination	[2]
Recovery	[2]	6
Used during the year	[2]
Deconsolidation	[2]
Inflation adjustment	[2]
Currency translation adjustment	[2]	(369)
As of end	[2]	6,058		3,815
Site Dismantling And Remediation [Member]
Disclosure of other provisions [line items]
As of beginning	[3]	257		288
Additions	[3]			17
Incorporation by business combination	[3]
Recovery	[3]			(95)
Used during the year	[3]	(11)
Deconsolidation	[3]
Inflation adjustment	[3]
Currency translation adjustment	[3]	(6)		47
As of end	[3]	240		257
Onerous Contracts [Member]
Disclosure of other provisions [line items]
As of beginning	[4]			442
Additions	[4]			9
Incorporation by business combination	[4]
Recovery	[4]			(219)
Used during the year	[4]
Deconsolidation	[4]			(278)
Inflation adjustment	[4]
Currency translation adjustment	[4]			46
As of end	[4]
Other Provisions [Member]
Disclosure of other provisions [line items]
As of beginning	[5]	1,485		1,161
Additions	[5]	190
Incorporation by business combination	[5]
Recovery	[5]			70
Used during the year	[5]
Deconsolidation	[5]
Inflation adjustment	[5]
Currency translation adjustment		92	[5]	254	[6]
As of end	[5]	$ 1,767		$ 1,485

[1]	Additions and recoveries are included in "Other operating results, net".
[2]	Corresponds to the equity interest in New Lipstick with negative equity. Additions and recoveries are included in "Share of profit / (loss) of associates and joint ventures".
[3]	The Group's companies are required to recognize certain costs related to the dismantling of assets and remediation of sites from the places where such assets are located. The calculation of such expenses is based on the dismantling value for the current year, taking into consideration the best estimate of future changes in prices, inflation, etc. and such costs are capitalized at a risk-free interest rate. Volume projections for retired or built assets are recast based on expected changes from technological rulings and requirements.
[4]	Provisions for other contractual obligations include a series of obligations resulting from a contractual liability or law, regarding which there is a high degree of uncertainty as to the terms and the necessary amounts to discharge such liability.
[5]	In November 2009, PBC's Audit Committee and Board of Directors approved the agreement with Rock Real whereby the latter would look for and propose to PBC the acquisition of commercial properties outside Israel, in addition to assisting in the negotiations and management of such properties. In return, Rock Real would receive 12% of the net income generated by the acquired property. Pursuant to amendment 16 of the Israel Commercial Act 5759-1999, the agreement must be ratified by the Audit Committee before the third year after the effective date; otherwise, it expires. The agreement has not been ratified by the audit committee within such three-year term, so in January 2017 PBC issued a statement that hinted at the expiration of the agreement and informed that it would begin negotiations to reduce the debt that currently amounts to NIS 106. The parties have appointed an arbitrator that should render a decision on the dispute. The remaining corresponds to provisions related to investment properties.
[6]	In November 2009, PBC's Audit Committee and Board of Directors approved the agreement with Rock Real whereby the latter would look for and propose to PBC the acquisition of commercial properties outside Israel, in addition to assisting in the negotiations and management of such properties. In return, Rock Real would receive 12% of the net income generated by the acquired property. Pursuant to amendment 16 of the Israel Commercial Act 5759-1999, the agreement must be ratified by the Audit Committee before the third year after the effective date; otherwise, it expires. The agreement has not been ratified by the audit committee within such three-year term, so in January 2017 PBC issued a statement that hinted at the expiration of the agreement and informed that it would begin negotiations to reduce the debt that currently amounts to NIS 106 (equivalent to Ps. 836 of these Consolidated Financial Statements). The parties have appointed an arbitrator that should render a decision on the dispute. The remaining corresponds to provisions related to investment properties.